Share Capital - Additional Information (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) day $ / shares shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019	Nov. 09, 2021 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Common shares repurchased for cancellation (in shares) | shares	939,482	2,047,948
Cost of common shares repurchased and cancelled	$ 50.7	$ 78.3
Reduction in share capital	8.1	16.8
Reduction in contributed surplus accounts	0.1	0.4
Charges to retained earnings	42.5	61.1
Dividends declared included in trade and other payables	18.3	17.2
Share-based compensation expense	46.7	16.4
Expense related to fair value of options granted	0.1	1.0
Expense related to amortization of fair value of options granted	46.6	15.4
Decrease (increase) through tax on share-based payment transactions, equity	4.9	0.9
Outstanding fair value	$ 62.0	$ 25.5
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices per share (in cad per share) | $ / shares	$ 31.75
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Maximum common shares authorized to be repurchased (in shares) | shares				5,559,312
Range of exercise prices per share (in cad per share) | $ / shares	$ 32.98
RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share units granted	128,579	142,043
Vesting period for share-based payment arrangement		3 years
Number of trading days | day	5
Outstanding fair value	$ 15.4	$ 4.2
Number of units paid	0	0
PSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share units granted	251,120	320,256
Vesting period for share-based payment arrangement	3 years
Outstanding fair value	$ 32.5	$ 14.3
Number of units paid	235,373	234,966
PSUs | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Weighting of the return on equity target			40.00%
PSUs | Bottom of range | Option pricing model
Disclosure of range of exercise prices of outstanding share options [line items]
Number of units vest percentage	0.00%
PSUs | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Weighting of the return on equity target			60.00%
PSUs | Top of range | Option pricing model
Disclosure of range of exercise prices of outstanding share options [line items]
Number of units vest percentage	200.00%
PSUs, excluding dividends
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share units granted	242,701	308,136
Fair value of share units granted	$ 14.0	$ 16.4
Number of units paid	235,373	234,966
Amount of units paid	$ 9.0	$ 6.6
DSUs, excluding dividends
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share units granted	37,162	37,147
Fair value of share units granted	$ 1.8	$ 1.4
Number of trading days | day	10
DSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share units granted	37,162	37,147
Number of units paid	0	149,848
Amount of units paid		$ 6.1
Fair value of outstanding and vested DSUs	$ 14.1	$ 6.7
Officers and employees
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life of outstanding share options	9 months 10 days
Officers and employees | RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share units granted	124,599	138,148,000,000
Fair value of share units granted	$ 6.7	$ 5.8